Related Party Transactions	12 Months Ended
Mar. 31, 2019
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

8 — RELATED PARTY TRANSACTIONS

Related parties’ relationships as follows:

Name	Relationship
Mr. Sun JianJun	CEO of the Company.
Mr. Han Yu	Majority shareholder of the Company.
HangZhou TianQi Network Technology Co. Ltd.	Mr. Han Yu, Majority shareholder of the Company owns 27%.
Mr. Liao Xu	CMO of the Company.
Mr. Yuan Qiang	CTO of the Company
Mr. Sun Mang Yue	Director, CEO and shareholder of the Company’s subsidiary

Other related parties’ receivables consist of the following:

	March 31, 2019	March 31, 2018
Mr. Han Yu	$-	$40,414
Mr. Sun Mang Yue	-	226,545
Total	$-	$266,959

The outstanding receivables from Mr. Han Yu, Mr. Yuan Qiang, Mr. Liao Xu consist of working capital advances and borrowings or cash advances for travel expenses. These amounts are due on demand and non-interest bearing. On October 9, 2016, Mr. Han Yu repaid $1,334,064 (RMB 8,917,562) to the Company.

Other related parties’ payables consist of the following:

	March 31, 2019	March 31, 2018
Mr. Sun JianJun	$16,374	$19,971
HangZhou TianQi Network Technology Co. Ltd.	44,109	44,727
Total	$60,483	$64,698

Outstanding payables to Mr. Sun JianJun consist of working capital advances and borrowings. These amounts are due on demand and non-interest bearing.

Outstanding payable to HangZhou TianQi Network Technology Co. Ltd., consist of rent owed which are non-interest bearing and due on demand.